Acquisitions and Disposals (Details) - USD ($)			12 Months Ended
	Dec. 23, 2025	Dec. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisitions and Disposals [Line Items]
Cash consideration			$ 50,000
Disposal loss			$ (225,328,551)
Acquisition of YD Network [Member]
Acquisitions and Disposals [Line Items]
Cash consideration		$ 50,000
Disposal of Nisun BVI and its subsidiaries [Member]
Acquisitions and Disposals [Line Items]
Disposed percentage	100.00%
Total consideration	$ 50,000
Disposal loss	$ 225,328,551
Acquisition of YD Network [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage		100.00%